Right of Use Asset and Lease Liability	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Right of Use Asset and Lease Liability
9.	RIGHT OF USE ASSET AND LEASE LIABILITY

On January 1, 2019, the Company adopted IFRS, 16 Leases. Upon adoption of IFRS 16, the Company recognized a lease liability and right of use asset relating to new leases entered into on February 15, 2019 related to DenseLight, and November 1, 2019 related to PTS. The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate of 12%. During 2020, the Company modified its lease resulting in reducing the space it leased for the operations at PTS. The Company recognized a gain of $786 on the lease modification which is included in selling, general and marketing on the consolidated statements of operations and deficit.

Right of use asset	Building

Cost
Balance, January 1, 2019	$-
Additions	1,127,534
Disposal (1)	(892,300)
Effect of changes in foreign exchange rates	2,966

Balance, December 31, 2019	238,200
Additions	465,068
Lease modification	(47,939)
Effect of changes in foreign exchange rates	(2,097)

Balance, December 31, 2020	$653,232

Accumulated Amortization
Balance, January 1, 2019	-
Amortization	15,683

Balance, December 31, 2019	15,683
Amortization	116,057
Effect of changes in foreign exchange rates	806

Balance, December 31, 2020	132,546
Carrying Amounts
At December 31, 2019	$222,517

At December 31, 2020	$520,686

Lease liability

Balance, January 1, 2019	$-
Additions	1,127,534
Interest expense	4,705
Interest included in discontinued operations	74,494
Lease payments	(19,162)
Lease payments included in discontinued operations	(258,460)
Disposal (1)	(695,733)
Effect of changes in foreign exchange rates	(9,620)

Balance, December 31, 2019	223,758
Interest expense	44,655
Lease modification	(48,725)
Additions	452,385
Lease payments	(144,142)
Effect of changes in foreign exchange rates	4,066

Balance, December 31, 2020	$531,997

(1)	The Company disposed of $892,000 of right of use asset and $695,733 of lease liability on November 8, 2019 with the sale of DenseLight on November 8, 2019 (Note 23).